PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	2013			2012
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value

Computer equipment	$2,061	$1,521	$540	$1,543	$1,204	$339
Office furnishings & equipment	1,019	717	302	859	637	222
Assembly & test equipment	9,751	7,833	1,918	8,652	6,404	2,248
Demonstration suite & tradeshow equipment	1,757	1,655	102	1,803	1,628	175
Leasehold improvements	835	658	177	760	509	251
Asset under construction	10,999	-	10,999	4,026	-	4,026
	$26,422	$12,384	$14,038	$17,643	$10,382	$7,261